ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS

1. ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS

Taoping Inc. (f/k/a China Information Technology, Inc.), together with its subsidiaries (the “Company” or “TAOP”), is a blockchain technology and smart cloud services provider. The Company provides cloud-based display terminal and service of digital advertising distribution network and new media resource sharing platform in the Out-of-Home advertising market in China. It’s integrated end-to-end digital advertising solutions enables customers to distribute and manage ads on the ads display terminals. With multiple cloud data centers deployed, the Company also provides computing power and creates value for the encrypted digital currency industry.

In May 2018, we changed our corporate name from “China Information Technology Inc.” to “Taoping Inc.”, to reflect our current business operations in the new media and IoT industries. In 2021, Information Security Tech International Co. Ltd. (“IST HK”), one of the Company’s Hong Kong subsidiaries then, changed its corporate name to Taoping Group (China) Ltd. to reflect the Company’s current corporate structure to be in line with the new business strategies. As listed in the table below, these services are provided through the Company’s operating subsidiaries, primarily in Hong Kong, mainland China and Kazakhstan.

On June 9, 2021, the Company consummated an acquisition of 100% of the equity interest of Taoping New Media Co., Ltd (“TNM”), a leading media operator in China’s out-of-home digital advertising industry. Mr. Jianghuai Lin, the Chairman and CEO of TAOP, who owns approximately 27.1% of total shares outstanding of the Company, owned approximately 51% of TNM. TNM focuses on digital life scenes and mainly engaged in selling out-of-home advertising time slots on its networked smart digital advertising display terminals with artificial intelligence and big data technologies. The acquisition of TNM is expected to enhance TAOP’s presence in the new media and advertising sectors.

In 2021, the Company launched blockchain related new business in cryptocurrency mining operations and newly established subsidiaries in Hong Kong to supplement its diminished Traditional Information Technology (TIT) business segment as a part of new business transformation. However, due to the decreased output and the highly volatile cryptocurrency market, the Company ceased the operation of cryptocurrency mining business by December 2022, and will continue to focus the efforts on its digital adverting, smart display and the newly added smart community and related businesses.

As the cessation of the operation of cryptocurrency mining business represent a strategic shift in the Company’s strategy that will have a major effect on the Company’s operations and financial results, the operations of cryptocurrency mining business have been presented as “discontinued operations” in the Company’s consolidated financial statements. See Note 10.

In September 2021, the Company and the Company’s wholly owned subsidiary, Information Security Technology (China) Co., Ltd. (“IST”) entered into an equity transfer agreement with Mr. Jianghuai Lin, the sole shareholder of iASPEC Technology Group Co., Ltd. (“iASPEC”). Upon closing of the equity transfer, the Company’s variable interest entity structure was dissolved and iASPEC became a wholly owned indirect subsidiary of the Company.

In September 2021, the Company also strategically relocated its global corporate headquarters to Hong Kong to better implement cryptocurrency mining operations and blockchain related new businesses and streamline its international business development, client communication, and service delivery. The office located in Shenzhen, China becomes the TAOP’s regional headquarters in Mainland China.

As a result of the Company’s business transformation and its exit from the TIT business, the Company disposed of 100% equity interests of iASPEC (excluding iASPEC’s subsidiaries) which mainly conducted TAOP’s TIT business to an unrelated third party for nil consideration on June 7, 2022. The disposition resulted in a total recorded income of approximately $3.0 million for the Company for the year ended December 31, 2022.

		December 31,	December 31,	December 31,
		2022	2021	2020
Entities	Subsidiaries	% owned	% owned	% owned	Location
Taoping Inc.					British Virgin Islands
Taoping Holdings Limited (THL)	Subsidiary	100%	100%	100%	British Virgin Islands
Taoping Group (China) Ltd. (IST HK)	Subsidiary	100%	100%	100%	Hong Kong, China
Taoping Digital Assets (Asia) Limited (TDAL)	Subsidiary	100%	100%	-	Hong Kong, China
Taoping Digital Assets (Hong Kong) Limited (TDL)	Subsidiary	100%	100%	-	Hong Kong, China
Taoping Capital Limited (TCL)	Subsidiary	100%	100%	-	Hong Kong, China
Alpha Digital Group Ltd. (ADG)	Subsidiary	-	100%	-	Cayman, Island
Kazakh Taoping Operation Management Co. Ltd. (KTO)	Subsidiary	100%	100%	-	Kazakhstan
Kazakh Taoping Data Center Co. Ltd. (KTD)	Subsidiary	100%	100%	-	Kazakhstan
Information Security Tech. (China) Co., Ltd. (IST)	Subsidiary	100%	100%	100%	Shenzhen, China
TopCloud Software (China) Co., Ltd. (TopCloud)	Subsidiary	100%	100%	100%	Shenzhen, China
Information Security IoT Tech. Co., Ltd. (ISIOT)	Subsidiary	100%	100%	100%	Shenzhen, China
iASPEC Technology Group Co., Ltd. (iASPEC)	Subsidiary	-	100%	VIE	Shenzhen, China
Biznest Internet Tech. Co., Ltd. (Biznest)	Subsidiary	100%	100%	VIE	Shenzhen, China
iASPEC Bocom IoT Tech. Co., Ltd. (Bocom)	Subsidiary	100%	100%	VIE	Shenzhen, China
Taoping New Media Co., Ltd. (TNM)	Subsidiary	100%	100%	-	Shenzhen, China
Shenzhen Taoping Education Technology Co., Ltd. (SZTET)	Subsidiary	-	51%	-	Shenzhen, China
Wuhu Taoping Education Technology Co., Ltd. (WHTET)	Subsidiary	-	51%	-	Wuhu, China
Taoping Digital Tech. (Dongguan) Co., Ltd. (TDTDG)	Subsidiary	-	100%	-	Dongguan, China
TopCloud Tech. (Chenzhou) Co., Ltd. (TCTCZ)	Subsidiary	100%	100%	-	Chenzhou, China
Taoping Digital Tech. (Jiangsu) Co., Ltd. (TDTJS)	Subsidiary	100%	100%	-	Jiangsu, China
Zhenjiang Taoping IoT Tech. Co., Ltd (ZJIOT)	Subsidiary	100%	100%	-	Zhenjiang, China

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Dissolution of the Variable Interest Entity Structure

iASPEC was a VIE of the Company. To comply with PRC laws and regulations that restrict foreign ownership of companies that provide public security information technology and Geographic Information Systems software operating services to certain government and other customers, the Company used to operate the restricted aspect of its business through iASPEC.

In September 2021, we dissolved the variable interest entity structure by exercising the purchase option under certain Option Agreement among IST, iASPEC and its shareholders, to purchase all of the equity interests in iASPEC at an aggregate exercise price of $1,800,000. On September 18, 2021, Taoping Inc. and IST entered into an equity transfer agreement with iASPEC and iASPEC’s then sole shareholder, Mr. Lin, under which Mr. Lin sold and transferred to IST all of the equity interests in and any and all rights and benefits relating thereto of iASPEC in exchange for 612,245 unregistered ordinary shares of Taoping Inc., as determined by dividing $1,800,000 by the volume-weighted average closing price of ordinary shares for the consecutive five (5) trading days immediately prior to September 18, 2021. The parties thereafter completed the equity transfer through applicable PRC governmental registration(s).

Upon the closing of the equity transfer, the Company’s variable interest entity structure was dissolved and iASPEC became a wholly owned indirect subsidiary of the Company. The amended and restated MSA was automatically terminated.

Going Concern and Management’s Plans

In 2022, COVID-19 pandemic was largely contained in China. As a result of the gradual recovery of the market conditions and customer demands, the Company’s revenue of continuing operations achieved 25.0% for year 2022 year-over-year increase. The Company has also significantly improved profitability by $2.8 million by reducing net loss to $7.1 million. Cash and cash equivalents at December 31, 2022 was $1.0 million, compared to cash and cash equivalents of $4.5 million a year ago.

The Company incurred a net loss of approximately $7.1 million for year ended December 31, 2022, compared to a net loss of $9.9 million for 2021. The improved profitability was mainly due to the decrease of provision of allowance of credit losses and the expenses of stock-based compensation. As of December 31, 2022, the Company had a working capital deficit of approximately $0.2 million, improved from a working capital deficit of $3.9 million as of December 31, 2021.

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

In June 2021, the Company completed an acquisition of 100% of equity of TNM to offer more comprehensive services of the new media sharing platform and enhance revenue generation from new media and advertising sectors. As a result of the acquisition, revenue from advertising nearly doubled for year 2022, as compared with year 2021. In April 2021, the Company also formed a blockchain business segment and engages in cryptocurrency mining activities as the first initiative of this sector to supplement the diminished Traditional Information Technology (TIT) business segment as a part of new business transformation. However, due to the decreased output and the highly volatile cryptocurrency market, revenue generated from cryptocurrency mining decreased to $4.1 million in 2022, as compared to $5.5 million in 2021. In December 2022, the Company ceased its cryptocurrency mining business, and will continue to focus the efforts on its digital adverting, smart display and the newly added smart community and related businesses.

The Company’s two core competencies, the Taoping national sales network and the highly scalable and compatible cloud platform, and its strong software development capability, make it a valued partner by many other smart-community customers and solution providers. In addition to seeking strategic acquisition to expand its digital advertising business, the Company continues to explore business opportunity in the smart community and new energy sectors. From late 2022 to April 2023, the Company has entered into a series of long-term strategic cooperation agreements with various customers to provide Taoping’s cloud-based intelligent product solutions, including smart large screen, IoT smart rest station and off-grid wastewater treatment solution, which are expected to generate significant revenue growth and operating cashflow for the Company for year 2023 and beyond.

If the Company’s execution of business strategies is not successful in addressing its current financial concerns, additional capital raise from issuing equity security or debt instrument or additional loan facility may occur to support required cash flows. The Company’s existing $7.2 million revolving bank loan, which was collateralized with the Company’s office property, provides important capital support for its operation. In addition, it is in the process of renewing the bank facility line with a total value of approximately $11.9 million. From equity financing perspective, the Company’s effective F-3 registration statement facilitates potential future equity offerings. In conclusion, the Company believes that it has the ability to raise needed capital to fund its operations and business growth, and is able to operate as a going concern.

However, the Company can make no assurances that financing will be available for the amounts we need, or on terms commercially acceptable to us, if at all. If one or all of these events do not occur or subsequent capital raise was insufficient to bridge financial and liquidity shortfall, substantial doubt exists about the Company’s ability to continue as a going concern. The consolidated financial statements have been prepared assuming that the Company will continue as a going concern and, accordingly, do not include any adjustments that might result from the outcome of this uncertainty.